Transamerica US Growth

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 1.4%
General Electric Co.	145,087	$ 39,330,184
Automobiles - 1.4%
Tesla, Inc. (A)	129,130	39,806,905
Banks - 0.6%
Wells Fargo & Co.	192,595	15,528,935
Beverages - 0.8%
Monster Beverage Corp. (A)	360,695	21,190,831
Biotechnology - 1.1%
Vertex Pharmaceuticals, Inc. (A)	64,938	29,668,224
Broadline Retail - 5.5%
Amazon.com, Inc. (A)	655,150	153,377,167
Building Products - 0.4%
Builders FirstSource, Inc. (A)	99,548	12,655,537
Capital Markets - 2.3%
Ares Management Corp., Class A	116,132	21,545,970
Interactive Brokers Group, Inc., Class A	332,593	21,804,797
KKR & Co., Inc.	151,964	22,274,883
		65,625,650
Chemicals - 1.0%
Sherwin-Williams Co.	81,947	27,114,623
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	44,194	10,193,346
Communications Equipment - 1.3%
Arista Networks, Inc. (A)	306,250	37,736,125
Consumer Finance - 0.8%
American Express Co.	73,307	21,941,518
Consumer Staples Distribution & Retail - 1.6%
BJ's Wholesale Club Holdings, Inc. (A)	176,655	18,707,764
Walmart, Inc.	254,474	24,933,363
		43,641,127
Electrical Equipment - 1.1%
GE Vernova, Inc.	48,527	32,041,893
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp., Class A	236,350	25,173,639
Coherent Corp. (A)	222,905	23,984,578
		49,158,217
Entertainment - 4.8%
Liberty Media Corp. - Liberty Formula One, Class C (A)	220,190	22,096,066
Live Nation Entertainment, Inc. (A)	158,680	23,437,036
Netflix, Inc. (A)	54,002	62,609,919
Spotify Technology SA (A)	44,105	27,633,547
		135,776,568
	Shares	Value
COMMON STOCKS (continued)
Financial Services - 3.8%
Mastercard, Inc., Class A	146,190	$ 82,812,250
Visa, Inc., Class A	67,224	23,223,875
		106,036,125
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (A)	249,344	26,161,172
Health Care Technology - 0.8%
Veeva Systems, Inc., Class A (A)	78,352	22,267,638
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (A)	560,559	24,036,770
DoorDash, Inc., Class A (A)	96,110	24,051,527
DraftKings, Inc., Class A (A)	504,255	22,711,645
Hilton Worldwide Holdings, Inc.	108,844	29,178,900
		99,978,842
Interactive Media & Services - 10.0%
Alphabet, Inc., Class A	729,477	139,986,636
Meta Platforms, Inc., Class A	180,029	139,241,630
		279,228,266
IT Services - 1.0%
Shopify, Inc., Class A (A)	234,658	28,677,554
Machinery - 0.9%
Caterpillar, Inc.	21,892	9,589,134
Ingersoll Rand, Inc.	199,249	16,862,443
		26,451,577
Pharmaceuticals - 2.8%
Eli Lilly & Co.	107,987	79,917,939
Semiconductors & Semiconductor Equipment - 19.5%
Advanced Micro Devices, Inc. (A)	113,006	19,924,088
Broadcom, Inc.	554,321	162,804,078
KLA Corp.	41,866	36,801,470
NVIDIA Corp.	1,729,408	307,609,801
QUALCOMM, Inc.	131,529	19,303,196
		546,442,633
Software - 20.3%
AppLovin Corp., Class A (A)	45,978	17,963,605
Cadence Design Systems, Inc. (A)	107,913	39,341,842
HubSpot, Inc. (A)	28,135	14,620,353
Intuit, Inc.	61,588	48,354,586
Microsoft Corp.	420,918	224,559,753
Oracle Corp.	281,574	71,455,034
Palantir Technologies, Inc., Class A (A)	135,880	21,516,598
Palo Alto Networks, Inc. (A)	168,524	29,255,766
PTC, Inc. (A)	114,681	24,634,626
Samsara, Inc., Class A (A)	307,616	11,698,636
ServiceNow, Inc. (A)	45,174	42,604,503
Tyler Technologies, Inc. (A)	36,135	21,123,076
		567,128,378
Specialized REITs - 0.8%
American Tower Corp.	106,868	22,270,223
Transamerica Funds

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.1%
O'Reilly Automotive, Inc. (A)	313,910	$ 30,863,631
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	915,155	189,958,723
Trading Companies & Distributors - 0.5%
FTAI Aviation Ltd.	102,989	14,172,316
Total Common Stocks (Cost $1,334,752,387)		2,774,341,867

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 1.80% (B), dated 07/31/2025, to be repurchased at $39,580,113 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $40,369,886.	$ 39,578,134	39,578,134
Total Repurchase Agreement (Cost $39,578,134)		39,578,134
Total Investments (Cost $1,374,330,521)		2,813,920,001
Net Other Assets (Liabilities) - (0.5)%		(13,992,747)
Net Assets - 100.0%		$ 2,799,927,254
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,774,341,867	$—	$—	$2,774,341,867
Repurchase Agreement	—	39,578,134	—	39,578,134
Total Investments	$2,774,341,867	$39,578,134	$—	$2,813,920,001
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at July 31, 2025.
(C)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica US Growth

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica US Growth (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds